Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

22. SUBSEQUENT EVENTS

On March 19, 2024, the board of directors of the Company has approved a dividend of US$0.033 per ordinary share, or US$0.066 per ADS, for the six-month period ended December 31, 2023 in accordance with the Company’s dividend policy, which is expected to be paid on May 24, 2024 to shareholders of record (including holders of ADSs) as of the close of business on April 18, 2024 New York time.

No other events or transactions have occurred between year-end and the date of these Consolidated Financial Statements which may significantly affect the Entity’s financial position or results of operations as of December 31, 2023.